October 4, 2021

BNY MELLON FUNDS TRUST

-	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

Supplement to Current Prospectus

The following information supersedes and replaces the information in the seventh paragraph in the section "Fund Summary – BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Investment decisions for the U.S. Large Cap Growth Strategy are made by members of the equity research team at Newton Investment Management North America, LLC (Newton), an affiliate of BNYM Investment Adviser. John R. Porter III is the team member primarily responsible for the day-to-day management of the portion of the fund's assets allocated to this strategy, a position he has held since October 2021. Mr. Porter is Chief Investment Officer and Head of Equity at Newton.

*******

The preceding information supersedes and replaces any contrary information in the section "Fund Details – Management – Portfolio Managers – BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund" in the prospectus.

 *******

The following information supersedes and replaces any contrary information in the section "Fund Details – Management – Biographical Information" in the prospectus:

John R. Porter III has been a primary portfolio manager of BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the U.S. Large Cap Growth Strategy since October 2021, and of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Mid Cap Growth Strategy, of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Small Cap Growth Strategy and of BNY Mellon Small/Mid Cap Multi-Strategy Fund with respect to the Small/Mid Cap Growth Strategy since March 2017.  Mr. Porter is Chief Investment Officer and Head of Equity at Newton. He has been employed by Newton or a predecessor company of Newton since August 2016.

*******

The information for Leigh Todd in the section "Fund Details – Management – Biographical Information" in the prospectus is removed in its entirety.

6296S1021

October 4, 2021

BNY MELLON FUNDS TRUST

-	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage, except if otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
John R. Porter[1]	5	$7.3B	2	$209M	14	$1.7B

[1]	Because Mr. Porter became a primary portfolio manager of TLCMF as of October 4, 2021, his information is as of August 31, 2021.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
John R. Porter	Other Accounts	1	$77M

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
John R. Porter[1]	TLCMF	None

1 Mr. Porter became a primary portfolio manager of TLCMF as of October 4, 2021, and, as of August 31, 2021, he did not own any shares of the fund.

GRP12-SAISTK-1021